UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740

(Name and address of agent for service)

(626) 385-5777

Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: June 30, 2025

Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Act”), is as follows:

Bahl & Gaynor Income Growth Fund
Class A/AFNAX
ANNUAL SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Bahl & Gaynor Income Growth Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://mf.bahl-gaynor.com/#fund-documents. You can also request this information by contacting us at (833) 472-2140.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bahl & Gaynor Income Growth Fund (Class A/AFNAX)	$93	0.88%
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Bahl & Gaynor Income Growth Fund (the “Fund”) Class A returned +10.79% (+4.68% net of load) for the Fund’s Fiscal Year, ended June 30, 2025. Over the same period, the Standard & Poor’s 500 Index (S&P 500) increased +15.16%.
The Fund’s large-cap core approach seeks to provide high current income that consistently rises.  The Fund typically invests in high-quality companies that have historically exhibited an ability to grow revenues, earnings, and dividends in a variety of economic environments.
During the Fiscal Year, the underlying Fund holdings delivered one-year growth in portfolio income (cash dividends received) of approximately +9.6%.
The Fund underperformed versus its investible universe of stocks yielding 2.0% or greater, which returned +15.66%. That cohort of stocks underperformed non-dividend payers which returned 18.36% for the one-year period ended 6/30/2025.
TOP PERFORMANCE CONTRIBUTORS
From a sector standpoint, selection effect within the Information Technology, Energy, and Materials sectors contributed positively to Fund performance.
Top Position Contributors:
     1. Broadcom (AVGO)
     2. Williams Companies (WMB)
     3. Travelers (TRV)
TOP PERFORMANCE DETRACTORS
From a sector perspective, Consumer Staples, exposure to Pharmaceuticals within Health Care, and Industrials contributed negatively to Fund performance.
Top Position Detractors:
     1. Merck & Co (MRK)
     2. Eli Lilly (LLY)
     3. Pepsi Co (PEP)
The views in this letter were as of June 30, 2025, and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the fund’s investment methodology and do not constitute investment advice.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Bahl & Gaynor Income Growth Fund (Class A/AFNAX)[1]	4.68%	10.22%	9.16%
Bahl & Gaynor Income Growth Fund (Class A/AFNAX) — excluding sales load	10.79%	11.47%	9.78%
S&P 500 Index	15.16%	16.64%	13.65%
[1]	Maximum sales charge (load) of 5.50% of offering price.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://mf.bahl-gaynor.com/#fund-documents for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,842,959,095
Total number of portfolio holdings	51
Total advisory fees paid (net)	$8,387,041
Portfolio turnover rate as of the end of the reporting period	21%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. Interest rate presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Broadcom, Inc., 0.59%	6.6%
Eli Lilly & Co., 1.50%	4.5%
Williams Cos., Inc., 0.50%	4.2%
AbbVie, Inc., 1.64%	4.1%
Microsoft Corp., 0.83%	4.0%
Johnson & Johnson, 1.30%	4.0%
Procter & Gamble Co., 1.06%	3.5%
Mondelez International, Inc., Class A, 0.47%	3.5%
JPMorgan Chase & Co., 1.40%	3.4%
Travelers Cos., Inc., 1.10%	3.3%
Asset Allocation
Sector Allocation
Material Fund Changes
Effective July 1, 2024, the Advisor agreed to reduce the expense cap from 1.08% to 0.93% of the average daily net assets of the Fund's Class A Shares.
The Board of Trustees of Investment Managers Series Trust has approved an Agreement and Plan of Reorganization for the Fund (the "Target Fund"), providing for the reorganization of the Target Fund into the Bahl &  Gaynor Income Growth ETF (the "Acquiring Fund"), a series of ETF Solutions.  The reorganization of the Target Fund is subject to approval by its shareholders.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund's prospectus at https://mf.bahl-gaynor.com/#fund-documents.  You can also request this information by contacting us at (833) 472-2140.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://mf.bahl-gaynor.com/#fund-documents. You can also request this information by contacting us at (833) 472-2140.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 472-2140 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Bahl & Gaynor Income Growth Fund
Class C/AFYCX
ANNUAL SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Bahl & Gaynor Income Growth Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://mf.bahl-gaynor.com/#fund-documents. You can also request this information by contacting us at (833) 472-2140.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bahl & Gaynor Income Growth Fund (Class C/AFYCX)	$171	1.63%
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Bahl & Gaynor Income Growth Fund (the “Fund”) Class C returned +9.95% for the Fund’s Fiscal Year, ended June 30, 2025. Over the same period, the Standard & Poor’s 500 Index (S&P 500) increased +15.16%.
The Fund’s large-cap core approach seeks to provide high current income that consistently rises.  The Fund typically invests in high-quality companies that have historically exhibited an ability to grow revenues, earnings, and dividends in a variety of economic environments.
During the Fiscal Year, the underlying Fund holdings delivered one-year growth in portfolio income (cash dividends received) of approximately +9.6%.
The Fund underperformed versus its investible universe of stocks yielding 2.0% or greater, which returned +15.66%. That cohort of stocks underperformed non-dividend payers which returned 18.36% for the one-year period ended 6/30/2025.
TOP PERFORMANCE CONTRIBUTORS
From a sector standpoint, selection effect within the Information Technology, Energy, and Materials sectors contributed positively to Fund performance.
Top Position Contributors:
     1. Broadcom (AVGO)
     2. Williams Companies (WMB)
     3. Travelers (TRV)
TOP PERFORMANCE DETRACTORS
From a sector perspective, Consumer Staples, exposure to Pharmaceuticals within Health Care, and Industrials contributed negatively to Fund performance.
Top Position Detractors:
     1. Merck & Co (MRK)
     2. Eli Lilly (LLY)
     3. Pepsi Co (PEP)
The views in this letter were as of June 30, 2025, and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the fund’s investment methodology and do not constitute investment advice.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Bahl & Gaynor Income Growth Fund (Class C/AFYCX)[1]	8.95%	10.64%	8.95%
Bahl & Gaynor Income Growth Fund (Class C/AFYCX) — excluding sales load	9.95%	10.64%	8.95%
S&P 500 Index	15.16%	16.64%	13.65%
[1]	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may be imposed on certain purchases that are redeemed in whole or in part within 12 months of purchase.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://mf.bahl-gaynor.com/#fund-documents for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,842,959,095
Total number of portfolio holdings	51
Total advisory fees paid (net)	$8,387,041
Portfolio turnover rate as of the end of the reporting period	21%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. Interest rate presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Broadcom, Inc., 0.59%	6.6%
Eli Lilly & Co., 1.50%	4.5%
Williams Cos., Inc., 0.50%	4.2%
AbbVie, Inc., 1.64%	4.1%
Microsoft Corp., 0.83%	4.0%
Johnson & Johnson, 1.30%	4.0%
Procter & Gamble Co., 1.06%	3.5%
Mondelez International, Inc., Class A, 0.47%	3.5%
JPMorgan Chase & Co., 1.40%	3.4%
Travelers Cos., Inc., 1.10%	3.3%
Asset Allocation
Sector Allocation
Material Fund Changes
Effective July 1, 2024, the Advisor agreed to reduce the expense cap from 1.83% to 1.68% of the average daily net assets of the Fund's Class C Shares.
The Board of Trustees of Investment Managers Series Trust has approved an Agreement and Plan of Reorganization for the Fund (the"Target Fund"), providing for the reorganization of the Target Fund into the Bahl &  Gaynor Income Growth ETF (the "Acquiring Fund"), a series of ETF Series Solutions.  The reorganization of the Target Fund is subject to approval by its shareholders.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund's prospectus at https://mf.bahl-gaynor.com/#fund-documents.  You can also request this information by contacting us at (833) 472-2140.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://mf.bahl-gaynor.com/#fund-documents. You can also request this information by contacting us at (833) 472-2140.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 472-2140 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Bahl & Gaynor Income Growth Fund
Class I/AFNIX
ANNUAL SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Bahl & Gaynor Income Growth Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://mf.bahl-gaynor.com/#fund-documents. You can also request this information by contacting us at (833) 472-2140.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bahl & Gaynor Income Growth Fund (Class I/AFNIX)	$66	0.63%
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Bahl & Gaynor Income Growth Fund (the “Fund”) Class I returned +11.04% for the Fund’s Fiscal Year, ended June 30, 2025. Over the same period, the Standard & Poor’s 500 Index (S&P 500) increased +15.16%.
The Fund’s large-cap core approach seeks to provide high current income that consistently rises.  The Fund typically invests in high-quality companies that have historically exhibited an ability to grow revenues, earnings, and dividends in a variety of economic environments.
During the Fiscal Year, the underlying Fund holdings delivered one-year growth in portfolio income (cash dividends received) of approximately +9.6%.
The Fund underperformed versus its investible universe of stocks yielding 2.0% or greater, which returned +15.66%. That cohort of stocks underperformed non-dividend payers which returned 18.36% for the one-year period ended 6/30/2025.
TOP PERFORMANCE CONTRIBUTORS
From a sector standpoint, selection effect within the Information Technology, Energy, and Materials sectors contributed positively to Fund performance.
Top Position Contributors:
     1. Broadcom (AVGO)
     2. Williams Companies (WMB)
     3. Travelers (TRV)
TOP PERFORMANCE DETRACTORS
From a sector perspective, Consumer Staples, exposure to Pharmaceuticals within Health Care, and Industrials contributed negatively to Fund performance.
Top Position Detractors:
     1. Merck & Co (MRK)
     2. Eli Lilly (LLY)
     3. Pepsi Co (PEP)
The views in this letter were as of June 30, 2025, and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the fund’s investment methodology and do not constitute investment advice.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $25,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $25,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Bahl & Gaynor Income Growth Fund (Class I/AFNIX)	11.04%	11.75%	10.04%
S&P 500 Index	15.16%	16.64%	13.65%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://mf.bahl-gaynor.com/#fund-documents for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,842,959,095
Total number of portfolio holdings	51
Total advisory fees paid (net)	$8,387,041
Portfolio turnover rate as of the end of the reporting period	21%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. Interest rate presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Broadcom, Inc., 0.59%	6.6%
Eli Lilly & Co., 1.50%	4.5%
Williams Cos., Inc., 0.50%	4.2%
AbbVie, Inc., 1.64%	4.1%
Microsoft Corp., 0.83%	4.0%
Johnson & Johnson, 1.30%	4.0%
Procter & Gamble Co., 1.06%	3.5%
Mondelez International, Inc., Class A, 0.47%	3.5%
JPMorgan Chase & Co., 1.40%	3.4%
Travelers Cos., Inc., 1.10%	3.3%
Asset Allocation
Sector Allocation
Material Fund Changes
Effective July 1, 2024, the Advisor agreed to reduce the expense cap from 0.83% to 0.68% of the average net assets of the Fund's Class I Shares.
The Board of Trustees of Investment Managers Series Trust has approved an Agreement and Plan of Reorganization for the Fund (the "Target Fund"), providing for the reorganization of the Target Fund into the Bahl & Gaynor Income Growth ETF (the "Acquiring Fund"), a series of ETF Series Solutions.  The reorganization of the Target Fund is subject to approval by its shareholders.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund's prospectus at https://mf.bahl-gaynor.com/#fund-documents.  You can also request this information by contacting us at (833) 472-2140.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://mf.bahl-gaynor.com/#fund-documents. You can also request this information by contacting us at (833) 472-2140.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 472-2140 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-833-472-2140.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. William H. Young is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	Bahl & Gaynor Income Growth Fund	FYE 6/30/2025	FYE 6/30/2024
(a)	Audit Fees	$17,600	$17,200
(b)	Audit-Related Fees	N/A	N/A
(c)	Tax Fees	$2,900	$2,800
(d)	All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Bahl & Gaynor Income Growth Fund	FYE 6/30/2025	FYE 6/30/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)	All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment advisor is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

	Bahl & Gaynor Income Growth Fund	FYE 6/30/2025	FYE 6/30/2024
(g)	Registrant Non-Audit Related Fees	N/A	N/A
(h)	Registrant’s Investment Advisor	N/A	N/A

(i)	Not applicable.
(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Bahl & Gaynor Income Growth Fund

(Class A: AFNAX)

(Class C: AFYCX)

(Class I: AFNIX)

ANNUAL FINANCIALS AND OTHER INFORMATION

JUNE 30, 2025

Bahl & Gaynor Income Growth Fund

A series of Investment Managers Series Trust

Table of Contents

Please note the Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights
Schedule of Investments	1
Statement of Assets and Liabilities	3
Statement of Operations	4
Statements of Changes in Net Assets	5
Financial Highlights	6
Class A	6
Class C	7
Class I	8
Notes to Financial Statements	9
Report of Independent Registered Public Accounting Firm	17
Supplemental Information	18

This report and the financial statements contained herein are provided for the general information of the shareholders of the Bahl & Gaynor Income Growth Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.bahl-gaynor.com

Bahl & Gaynor Income Growth Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2025

Number of Shares		Value
	COMMON STOCKS — 99.2%
	CONSUMER DISCRETIONARY — 5.2%
124,988	Home Depot, Inc.	$45,825,600
174,533	McDonald's Corp.	50,993,307
		96,818,907
	CONSUMER STAPLES — 9.7%
741,189	Keurig Dr Pepper, Inc.	24,503,708
937,413	Mondelez International, Inc., Class A	63,219,133
194,728	PepsiCo, Inc.	25,711,885
406,584	Procter & Gamble Co.	64,776,963
		178,211,689
	ENERGY — 10.8%
287,465	Chevron Corp.	41,162,113
316,603	Exxon Mobil Corp.	34,129,803
688,937	Kinder Morgan, Inc.	20,254,748
208,569	ONEOK, Inc.	17,025,487
71,116	Phillips 66	8,484,139
1,235,713	Williams Cos., Inc.	77,615,134
		198,671,424
	FINANCIALS — 14.6%
111,116	CME Group, Inc.	30,625,792
199,802	Hartford Insurance Group, Inc.	25,348,880
214,374	JPMorgan Chase & Co.	62,149,166
244,994	Marsh & McLennan Cos., Inc.	53,565,488
199,182	PNC Financial Services Group, Inc.	37,131,508
227,588	Travelers Cos., Inc.	60,888,894
		269,709,728
	HEALTH CARE — 15.9%
404,190	AbbVie, Inc.	75,025,748
105,132	Eli Lilly & Co.	81,953,548
483,249	Johnson & Johnson	73,816,284
374,649	Merck & Co., Inc.	29,657,215
102,140	UnitedHealth Group, Inc.	31,864,616
		292,317,411
	INDUSTRIALS — 14.0%
148,299	Automatic Data Processing, Inc.	45,735,412
115,031	Eaton Corp. PLC[1]	41,064,917
317,818	Fastenal Co.	13,348,356
52,970	General Dynamics Corp.	15,449,230
93,966	Illinois Tool Works, Inc.	23,233,093
63,845	Lockheed Martin Corp.	29,569,173
231,798	Paychex, Inc.	33,717,337
118,995	RTX Corp.	17,375,650
1

Bahl & Gaynor Income Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
146,479	TE Connectivity PLC[1]	$24,706,613
56,948	Union Pacific Corp.	13,102,596
		257,302,377
	MATERIALS — 1.7%
110,280	Air Products & Chemicals, Inc.	31,105,577

	REAL ESTATE — 3.1%
71,887	AvalonBay Communities, Inc. - REIT	14,629,005
78,449	Prologis, Inc. - REIT	8,246,559
176,623	Realty Income Corp. - REIT	10,175,251
726,697	VICI Properties, Inc. - REIT	23,690,322
		56,741,137
	TECHNOLOGY — 17.4%
59,303	Accenture PLC - Class A1	17,725,074
443,116	Broadcom, Inc.	122,144,925
268,483	Cisco Systems, Inc.	18,627,350
556,680	Corning, Inc.	29,275,801
100,141	Dell Technologies, Inc., Class C	12,277,287
149,764	Microsoft Corp.	74,494,111
68,706	QUALCOMM, Inc.	10,942,118
174,095	Texas Instruments, Inc.	36,145,604
		321,632,270
	UTILITIES — 6.8%
690,825	NextEra Energy, Inc.	47,957,071
836,140	PPL Corp.	28,336,785
389,332	Sempra	29,499,686
192,762	WEC Energy Group, Inc.	20,085,800
		125,879,342
	TOTAL COMMON STOCKS
	(Cost $1,131,703,556)	1,828,389,862

	SHORT-TERM INVESTMENTS — 0.9%
15,900,641	Fidelity Investments Money Market Treasury Portfolio - Class I 4.11%[2]	15,900,641
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $15,900,641)	15,900,641
	TOTAL INVESTMENTS — 100.1%
	(Cost $1,147,604,197)	1,844,290,503
	Liabilities in Excess of Other Assets — (0.1)%	(1,331,408)
	TOTAL NET ASSETS — 100.0%	$1,842,959,095

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

2

Bahl & Gaynor Income Growth Fund

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2025

Assets:
Investments, at value (cost $1,147,604,197)	$1,844,290,503
Receivables:
Fund shares sold	590,935
Dividends and interest	2,527,574
Prepaid expenses	44,377
Total assets	1,847,453,389

Liabilities:
Payables:
Fund shares redeemed	3,169,266
Advisory fees	678,257
Shareholder servicing fees (Note 7)	215,757
Distribution fees - Class A & C (Note 8)	144,310
Fund accounting and administration fees	115,597
Transfer agent fees and expenses	19,617
Custody fees	29,672
Trustees' deferred compensation (Note 3)	63,780
Auditing fees	19,994
Chief Compliance Officer fees	2,050
Accrued other expenses	35,994
Total liabilities	4,494,294
Net Assets	$1,842,959,095

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$1,034,967,953
Total distributable earnings (accumulated deficit)	807,991,142
Net Assets	$1,842,959,095

Maximum Offering Price Per Share:
Class A Shares:
Net assets applicable to shares outstanding	$221,564,951
Number of shares issued and outstanding	8,633,859
Net asset value per share[1]	$25.66
Maximum sales charge (5.50% of offering price)[2]	1.49
Maximum offering price to public	$27.15

Class C Shares:
Net assets applicable to shares outstanding	$123,455,985
Number of shares issued and outstanding	4,874,069
Net asset value per share[3]	$25.33

Class I Shares:
Net assets applicable to shares outstanding	$1,497,938,159
Number of shares issued and outstanding	58,206,848
Net asset value per share	$25.73

[1]	A Contingent Deferred Sales Charge (“CDSC”) of 1.00% will be imposed to the extent a finder's fee was paid on certain redemptions of such shares within 18 months of purchase.
[2]	No initial sales charge is applied to purchases of $1 million or more. On sales of $50,000 or more, the sales charge will be reduced.
[3]	A CDSC of 1.00% may be charged on purchases that are redeemed within 12 months of purchase.

See accompanying Notes to Financial Statements.

3

Bahl & Gaynor Income Growth Fund

STATEMENT OF OPERATIONS

For the Year Ended  June 30, 2025

Investment income:
Dividends (net of foreign withholding taxes of $17,508)	$47,910,382
Interest	822,845
Total investment income	48,733,227

Expenses:
Advisory fees	8,387,041
Shareholder servicing fees (Note 7)	1,738,684
Distribution fees - Class A (Note 8)	536,208
Distribution fees - Class C (Note 8)	1,395,868
Fund accounting and administration fees	976,431
Transfer agent fees and expenses	108,619
Custody fees	114,805
Shareholder reporting fees	113,915
Registration fees	81,879
Trustees' fees and expenses	41,470
Legal fees	35,003
Miscellaneous	20,512
Auditing fees	19,969
Chief Compliance Officer fees	13,221
Insurance fees	9,916
Interest expense	26
Net expenses	13,593,567
Net investment income (loss)	35,139,660

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Investments	148,649,710
Total net realized gain (loss) on:	148,649,710
Net change in unrealized appreciation (depreciation) on:
Investments	9,763,014
Net change in unrealized appreciation (depreciation)	9,763,014
Net realized and unrealized gain (loss)	158,412,724

Net Increase (Decrease) in Net Assets from Operations	$193,552,384

See accompanying Notes to Financial Statements.

4

Bahl & Gaynor Income Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$35,139,660	$34,445,424
Net realized gain (loss) on investments	148,649,710	71,640,873
Net change in unrealized appreciation (depreciation) on investments	9,763,014	137,169,065
Net increase (decrease) in net assets resulting from operations	193,552,384	243,255,362

Distributions to Shareholders:
Distributions:
Class A	(14,771,480)	(5,791,447)
Class C	(8,769,051)	(3,884,025)
Class I	(107,649,138)	(51,391,220)
Total distributions to shareholders	(131,189,669)	(61,066,692)

Capital Transactions:
Net proceeds from shares sold:
Class A	52,588,038	52,638,563
Class C	1,979,953	12,240,017
Class I	251,366,938	210,823,631
Reinvestment of distributions:
Class A	7,970,113	3,348,302
Class C	6,505,235	2,524,539
Class I	59,411,896	28,885,004
Cost of shares redeemed:
Class A1	(49,428,818)	(58,110,479)
Class C2	(40,876,038)	(45,956,405)
Class I3	(354,136,912)	(511,293,830)
Net increase (decrease) in net assets from capital transactions	(64,619,595)	(304,900,658)

Total increase (decrease) in net assets	(2,256,880)	(122,711,988)

Net Assets:
Beginning of period	1,845,215,975	1,967,927,963
End of period	$1,842,959,095	$1,845,215,975
Capital Share Transactions:
Shares sold:
Class A	2,071,417	2,273,491
Class C	81,135	542,596
Class I	9,931,902	9,109,208
Shares reinvested:
Class A	321,038	147,366
Class C	265,984	112,659
Class I	2,385,095	1,268,435
Shares redeemed:
Class A	(1,950,285)	(2,522,625)
Class C	(1,623,163)	(2,007,382)
Class I	(13,924,597)	(22,213,802)
Net increase (decrease) in capital share transactions	(2,441,474)	(13,290,054)

[1]	Net of redemption fee proceeds of $13,565 and $10,806, respectively.
[2]	Net of redemption fee proceeds of $7,978 and $3,243, respectively.
[3]	Net of redemption fee proceeds of $33,340 and $17,666, respectively.

See accompanying Notes to Financial Statements.

5

Bahl & Gaynor Income Growth Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended June 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$24.85	$22.48	$21.72	$23.00	$17.85
Income from Investment Operations:
Net investment income (loss) [1]	0.44	0.39	0.42	0.32	0.30
Net realized and unrealized gain (loss)	2.15	2.70	1.38	(1.21)	5.15
Total from investment operations	2.59	3.09	1.80	(0.89)	5.45

Less Distributions:
From net investment income	(0.44)	(0.39)	(0.42)	(0.31)	(0.30)
From net realized gain	(1.34)	(0.33)	(0.62)	(0.08)	-
Total distributions	(1.78)	(0.72)	(1.04)	(0.39)	(0.30)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]

Net asset value, end of period	$25.66	$24.85	$22.48	$21.72	$23.00

Total return[3]	10.79%	14.10%	8.43%	(4.02)%	30.83%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$221,565	$203,601	$186,429	$181,239	$185,036

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	0.88%[4]	1.05%	1.04%	1.06%	1.08%
After fees waived and expenses absorbed/recovered	0.88%[4,5]	1.05%	1.04%	1.08%	1.08%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	1.74%	1.71%	1.88%	1.36%	1.48%
After fees waived and expenses absorbed/recovered	1.74%	1.71%	1.88%	1.34%	1.48%

Portfolio turnover rate	21%	16%	14%	12%	16%

[1]	Based on average shares outstanding for the year.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.50% of offering price which is reduced on sales of $50,000 or more. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain redemptions of Class A shares made within 18 months of purchase. If the sales charge was included total returns would be lower.
[4]	If interest expense had been excluded, the expense ratios would have remained unchanged for the year ended June 30, 2025.
[5]	Effective July 1, 2024, the Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses do not exceed 0.93% of the average daily net assets of the Fund's Class A Shares. Prior to July 1, 2024, the Advisor had contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses do not exceed 1.08% of the average daily net assets of the Fund's Class A Shares. See Note 3.

See accompanying Notes to Financial Statements.

6

Bahl & Gaynor Income Growth Fund

FINANCIAL HIGHLIGHTS

Class C

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended June 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$24.55	$22.21	$21.48	$22.76	$17.67
Income from Investment Operations:
Net investment income (loss) [1]	0.25	0.22	0.25	0.14	0.15
Net realized and unrealized gain (loss)	2.12	2.67	1.35	(1.19)	5.09
Total from investment operations	2.37	2.89	1.60	(1.05)	5.24

Less Distributions:
From net investment income	(0.25)	(0.22)	(0.25)	(0.15)	(0.15)
From net realized gain	(1.34)	(0.33)	(0.62)	(0.08)	-
Total distributions	(1.59)	(0.55)	(0.87)	(0.23)	(0.15)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]

Net asset value, end of period	$25.33	$24.55	$22.21	$21.48	$22.76

Total return[3]	9.95%	13.29%	7.57%	(4.72)%	29.82%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$123,456	$150,985	$166,655	$175,609	$194,729

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.63%[4]	1.80%	1.79%	1.81%	1.83%
After fees waived and expenses absorbed/recovered	1.63%[4,5]	1.80%	1.79%	1.83%	1.83%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	0.99%	0.96%	1.13%	0.61%	0.73%
After fees waived and expenses absorbed/recovered	0.99%	0.96%	1.13%	0.59%	0.73%

Portfolio turnover rate	21%	16%	14%	12%	16%

1	Based on average shares outstanding for the year.
2	Amount represents less than $0.01 per share.
3	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown include Rule 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% on redemptions of Class C shares made within 12 months of purchase. If the sales charge was included total returns would be lower.
4	If interest expense had been excluded, the expense ratios would have remained unchanged for the year ended June 30, 2025.
5	Effective July 1, 2024, the Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses do not exceed 1.68% of the average daily net assets of the Fund's Class C Shares. Prior to July 1, 2024, the Advisor had contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses do not exceed 1.83% of the average daily net assets of the Fund's Class C Shares. See Note 3.

See accompanying Notes to Financial Statements.

7

Bahl & Gaynor Income Growth Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended June 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$24.92	$22.54	$21.78	$23.06	$17.89
Income from Investment Operations:
Net investment income (loss) [1]	0.51	0.45	0.47	0.38	0.36
Net realized and unrealized gain (loss)	2.15	2.71	1.38	(1.21)	5.16
Total from investment operations	2.66	3.16	1.85	(0.83)	5.52

Less Distributions:
From net investment income	(0.51)	(0.45)	(0.47)	(0.37)	(0.35)
From net realized gain	(1.34)	(0.33)	(0.62)	(0.08)	-
Total distributions	(1.85)	(0.78)	(1.09)	(0.45)	(0.35)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]

Net asset value, end of period	$25.73	$24.92	$22.54	$21.78	$23.06

Total return[3]	11.04%	14.39%	8.68%	(3.77)%	31.19%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,497,938	$1,490,630	$1,614,844	$1,575,066	$1,667,592

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	0.63%[4]	0.80%	0.79%	0.81%	0.83%
After fees waived and expenses absorbed/recovered	0.63%[4,5]	0.80%	0.79%	0.83%	0.83%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	1.99%	1.96%	2.13%	1.61%	1.73%
After fees waived and expenses absorbed/recovered	1.99%	1.96%	2.13%	1.59%	1.73%

Portfolio turnover rate	21%	16%	14%	12%	16%

[1]	Based on average shares outstanding for the year.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived/absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	If interest expense had been excluded, the expense ratios would have remained unchanged for the year ended June 30, 2025.
[5]	Effective July 1, 2024, the Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses do not exceed 0.68% of the average daily net assets of the Fund's Class I Shares. Prior to July 1, 2024, the Advisor had contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses do not exceed 0.83% of the average daily net assets of the Fund's Class I Shares. See Note 3.

See accompanying Notes to Financial Statements.

8

Bahl & Gaynor Income Growth Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2025

Note 1 – Organization

Bahl & Gaynor Income Growth Fund (formerly, the AAM/Bahl & Gaynor Income Growth Fund) (the “Fund”) is organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s primary investment objective is current and growing income, secondarily downside protection and thirdly long-term capital appreciation. The Fund currently offers four classes of shares: Class A, Class C, Class T and Class I. The Fund’s Class A and Class I shares commenced operations on July 5, 2012. The Fund’s Class C shares commenced operations on January 31, 2013. Effective May 15, 2024, the Fund no longer accepts purchases for its Class C Shares. Class T shares are not currently available for purchase.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends, and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the Advisor to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the financial highlights for the Fund is the information utilized for the day-to-day management of the Fund. The Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to a Fund based on performance measurements. The management of the Fund’s Advisor is deemed to be the Chief Operating Decision Maker with respect to the Fund’s investment decisions.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing.

9

Bahl & Gaynor Income Growth Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2025

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares in proportion to their relative net assets, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

(c) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of June 30, 2025, and during the prior three open tax years the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders

The Fund will make distributions of net investment income monthly and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

10

Bahl & Gaynor Income Growth Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2025

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense, and gain (loss) items for financial statement and tax purposes.

(e) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time determines that the value of illiquid securities held by the Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Bahl & Gaynor, Inc. (“Bahl & Gaynor”). Effective July 1, 2024, under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.45% of the Fund’s average daily net assets. For the period April 1, 2024 to June 30, 2024, the Fund paid a monthly investment advisory fee to the Advisor at the annual rate of 0.65% of the Fund’s average daily net assets. Prior to April 1, 2024, the Fund paid a monthly investment advisory fee to the then-current investment advisor of the Fund (Advisors Asset Management, Inc.) at the annual rate of 0.65% of the Fund’s average daily net assets.

Effective July 1, 2024, the Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.93%, 1.68% and 0.68% of the average daily net assets of the Fund’s Class A, Class C and Class I Shares, respectively. This agreement is in effect until October 31, 2034, and it may be terminated before that date only by the Trust’s Board of Trustees.

Prior to July 1, 2024, the Advisor had contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.08%, 1.83% and 0.83% of the average daily net assets of the Fund’s Class A, Class C and Class I Shares, respectively.

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the year ended June 30, 2025, are reported on the Statement of Operations.

IMST Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

11

Bahl & Gaynor Income Growth Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2025

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the year ended June 30, 2025, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

The Fund’s Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Fund’s liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the year ended June 30, 2025, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At June 30, 2025, gross unrealized appreciation/(depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$1,149,225,986

Gross unrealized appreciation	706,115,179
Gross unrealized depreciation	(11,050,662)

Net unrealized appreciation/(depreciation)	$695,064,517

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of June 30, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$4,326,905
Undistributed long-term capital gains	108,663,500
Tax accumulated earnings	112,990,405

Accumulated capital and other losses
Unrealized Trustees’ deferred compensation	(63,780)
Unrealized appreciation/(depreciation) on investments	695,064,517
Total accumulated earnings/(deficit)	$807,991,142

12

Bahl & Gaynor Income Growth Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2025

The tax character of the distributions paid during the fiscal years ended June 30, 2025, and June 30, 2024, were as follows:

Distributions paid from:	2025	2024
Ordinary income	$34,464,486	$34,464,486
Net long-term capital gains	96,260,234	26,602,206
Total distributions paid	$130,724,720	$61,066,692

Note 5 – Redemption Fee

The Fund may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 90 days of purchase. For the year ended June 30, 2025, and the year ended June 30, 2024, the Fund received $54,883 and $31,715 respectively.

Note 6 – Investment Transactions

For the year ended June 30, 2025, purchases, and sales of investments, excluding short-term investments, were $387,876,218 and $548,264,969 respectively.

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of the Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the year ended June 30, 2025, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Distribution Plan

The Trust, on behalf of the Fund, has adopted a Rule 12b-1 plan (the “12b-1 Plan”) with respect to the Fund’s Class A Shares and Class C Shares. Under the 12b-1 Plan, the Fund pays to the Distributor distribution fees in connection with the sale and distribution of the Fund’s Class A and Class C Shares and/or shareholder liaison service fees in connection with the provision of personal services to shareholders of each such Class and the maintenance of their shareholder accounts.

For Class A Shares, the maximum annual fee payable to the Distributor for such distribution and/or shareholder liaison services is 0.25% of the average daily net assets of such shares. For Class C Shares, the maximum annual fees payable to the Distributor for distribution services and shareholder liaison services are 0.75% and 0.25%, respectively, of the average daily net assets attributable to such shares. The Distributor may pay any or all amounts received under the 12b-1 Plan to other persons for any distribution or shareholder liaison services provided by such persons to the Fund Payments under the 12b-1 Plan are not tied exclusively to distribution expenses actually incurred by the Distributor or others and the payments may exceed or be less than the amount of expenses actually incurred.

To promote the sale of the Fund’s Class C Shares and to pay for certain shareholder liaison services, the Distributor may pay broker-dealers up to 1.00% of the amount invested by their clients in the Class C Shares of the Fund at the time the shares are purchased (which includes prepayment of the first year’s 0.25% shareholder liaison service fee). These up-front payments to broker-dealers are financed solely by the Advisor. However, the Distributor receives and can pay as reimbursement to the Advisor all of the 12b-1 fees with respect to such shares. During the first 12 months, the Advisor may retain the full 1.00% 12b-1 fee to recoup the up-front payment advanced at the time of purchase. After the Distributor has reimbursed the Advisor for the amounts that the Advisor has financed, the broker-dealers will receive the ongoing 12b-1 fees associated with their clients’ investments.

13

Bahl & Gaynor Income Growth Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2025

Because the Fund pays distribution fees on an ongoing basis, your investment cost over time will increase and may be higher than paying other types of sales charges.

Class I Shares are not subject to any distribution or service fees under the 12b-1 Plans.

For the year ended June 30, 2025, the Fund’s distribution and service fees incurred are disclosed on the Statement of Operations.

Note 9 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

14

Bahl & Gaynor Income Growth Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2025

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2025, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$1,828,389,862	$-	$-	$1,828,389,862
Short-Term Investments	15,900,641	-	-	15,900,641
Total Investments	$1,844,290,503	$-	$-	$1,844,290,503

[1]	For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end

Note 11 – Market Disruption and Geopolitical Risks

Certain local, regional, or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 12 – New Accounting Pronouncements and Regulatory Updates

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”),” which enhances disclosure requirements about significant segment expenses that are regularly provided to the chief operating decision maker (the “CODM”). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all of the disclosures as required by Topic 280, (ii) requires a public entity to disclose the little and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15,2023, and interim periods within fiscal years beginning after December 15, 2024. Management has evaluated the impact of applying ASU 2023-07, and the fund has adopted the ASU during the reporting period. The adoption of the ASU does not have a material impact on the financial statements. Required disclosure is included in Note 1.

Note 13 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

15

Bahl & Gaynor Income Growth Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2025

The Board of Trustees of Investment Managers Series Trust has approved an Agreement and Plan of Reorganization for the Fund (the “Target Fund”), providing for the reorganization of the Target Fund into the Bahl & Gaynor Income Growth ETF (the “Acquiring Fund”), a series of ETF Series Solutions. The reorganization of the Target Fund is subject to approval by its shareholders.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

16

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of

Investment Managers Series Trust

and the Shareholders of the Bahl & Gaynor Income Growth Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the Bahl & Gaynor Income Growth Fund (the “Fund”), a series of Investment Managers Series Trust, including the schedule of investments, as of June 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the Fund’s auditor of one or more of the funds in the Trust since 2007.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

August 29, 2025

17

Bahl & Gaynor Income Growth Fund

SUPPLEMENTAL INFORMATION (Unaudited)

Corporate Dividends Received Deduction

For the year ended June 30, 2025, 100.00% of the dividends to be paid from net investment income, including short-term capital gains qualifies for the dividends received deduction available to corporate shareholders of the Fund.

Qualified Dividend Income

Pursuant to Section 854 of the Internal Revenue Code of 1986, the Fund designates income dividends of 100.00% as qualified dividend income paid during the year ended June 30, 2025

Long-Term Capital Gain

The Fund designates $96,260,234 as a long-term capital gain distribution.

18

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not Applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed June 8, 2018.

(a) (2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Instruction to paragraph (a)(2). Not Applicable.

(a) (3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith

(a) (4) Not Applicable

(a) (5) Not Applicable

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	9/8/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	9/8/2025

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	9/8/2025